LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Schedule of long-term debt

		2013		2012
Outstanding loan amounts (millions of Canadian dollars)	Maturity Dates	Outstanding December 31	Interest Rate[1]	Outstanding December 31	Interest Rate[1]
TRANSCANADA PIPELINES LIMITED
Debentures
Canadian dollars	2014 to 2020	874	10.9%	874	10.9%
U.S. dollars (2013 and 2012 US$400)	2021	425	9.9%	398	9.9%
Medium-Term Notes
Canadian dollars	2014 to 2041	4,799	5.7%	4,549	5.9%
Senior Unsecured Notes
U.S. dollars (2013 – US$12,276; 2012 – US$10,126)	2015 to 2043	13,027	5.0%	10,057	5.6%
		19,125		15,878
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian dollars	2014 to 2024	378	11.5%	382	11.5%
U.S. dollars (2013 and 2012 – US$200)	2023	213	7.9%	199	7.9%
Medium-Term Notes
Canadian dollars	2025 to 2030	504	7.4%	504	7.4%
U.S. dollars (2013 and 2012 – US$33)	2026	34	7.5%	32	7.5%
		1,129		1,117
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. dollars (2013 and 2012 – US$432)	2021 to 2025	459	8.9%	430	8.9%
GAS TRANSMISSION NORTHWEST CORPORATION
Senior Unsecured Notes
U.S. dollars (2013 and 2012 – US$325)	2015 to 2035	346	5.5%	323	5.5%
TC PIPELINES, LP
Unsecured Loan
U.S. dollars (2013 – US$380; 2012 – US$312)	2017	404	1.4%	310	1.5%
Medium-Term Loan
U.S. dollars (2013 - US$500)	2018	532	1.4%	—	—
Senior Unsecured Notes
U.S. dollars (2013 and 2012 – US$350)	2021	372	4.7%	348	4.7%
		1,308		658
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. dollars (2013 – US$335; 2012 – US$354)	2018 to 2030	356	7.8%	352	7.8%
TUSCARORA GAS TRANSMISSION COMPANY
Senior Secured Notes
U.S. dollars (2013 – US$24; 2012 – US$27)	2017	25	4.0%	27	4.0%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[2]
U.S. dollars (2013 – US$110; 2012 – US$129)	2018	117	6.1%	128	6.1%
		22,865		18,913
Less: Current Portion of Long-Term Debt		973		894
		21,892		18,019

1
Interest rates are the effective interest rates except for those pertaining to Long-Term Debt issued for the Company's Canadian regulated operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

2	Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.

Schedule of repayments of long-term debt
Principal repayments on the Long-Term Debt of the Company for the next five years are approximately as follows:

(millions of Canadian dollars)	2014	2015	2016	2017	2018
Principal repayments on Long-Term Debt	973	1,659	2,092	862	1,632

Schedule of interest expense

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Interest on Long-Term Debt	1,216	1,190	1,154
Interest on Junior Subordinated Notes	65	63	63
Interest on short-term debt	12	16	16
Capitalized interest	(287)	(300)	(302)
Amortization and other financial charges[1]	(21)	7	6
	985	976	937

1
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates.